SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details) - Natural Gas	12 Months Ended
	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf	Dec. 31, 2015 Bcf
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	5,240	4,644	4,582
Extensions and discoveries (in Bcf)	90	261	176
Improved recovery (in Bcf)	414	179	169
Purchases of reserves in place (in Bcf)	67	106	85
Sales of reserves in place (in Bcf)	(3)	0	5
Production (in Bcf)	(542)	(579)	(596)
Economic revisions due to prices (in Bcf)	748	(407)	581
Revisions of prior estimates (in Bcf)	164	(222)	(814)
Proved reserves, net, ending balance	4,354	5,240	4,644
Net proved developed reserves (in Bcf)	2,417	3,112	2,841	2,924
Change in proved developed and undeveloped reserves, net (in Bcf) | MMBbls	886	596	62
North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	5,199	4,594	4,523
Extensions and discoveries (in Bcf)	90	261	176
Improved recovery (in Bcf)	414	179	166
Purchases of reserves in place (in Bcf)	67	106	85
Sales of reserves in place (in Bcf)	3	0	5
Production (in Bcf)	(523)	(558)	(571)
Economic revisions due to prices (in Bcf)	746	(403)	572
Revisions of prior estimates (in Bcf)	192	(214)	(792)
Proved reserves, net, ending balance	4,306	5,199	4,594
Net proved developed reserves (in Bcf)	2,382	3,081	2,805	2,883
North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	25	25	38
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(11)	(14)	(14)
Economic revisions due to prices (in Bcf)	0	(5)	10
Revisions of prior estimates (in Bcf)	(13)	(9)	(11)
Proved reserves, net, ending balance	27	25	25
Net proved developed reserves (in Bcf)	23	22	18	26
Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	16	25	21
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	3
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(8)	(7)	(11)
Economic revisions due to prices (in Bcf)	2	1	(1)
Revisions of prior estimates (in Bcf)	(15)	1	(11)
Proved reserves, net, ending balance	21	16	25
Net proved developed reserves (in Bcf)	12	9	18	15